Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000225824
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Z Class
Trading Symbol	(TRZOX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Bond Index, as corporate credit spreads tightened. Out-of-benchmark allocations to residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities also contributed as the securitized sectors benefited from the rally in U.S. Treasury yields and strong investor demand.

  Allocations along the yield curve slightly hindered relative performance. An overweight to the five-year key rate detracted as the yield on the five-year U.S. Treasury note ended the period higher.

  The fund seeks to provide a high level of income with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative positions. We focused on additions in securitized sectors, notably ABS, and our allocation in those sectors ended higher.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
Short-Term Bond Fund (Z Class)	5.12%	0.80%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.86	0.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 4,686,925,000
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 12,879,000
InvestmentCompanyPortfolioTurnover	92.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,686,925
Number of Portfolio Holdings	881

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	9.7
A Rated	20.7
BBB Rated	25.1
BB Rated and Below	0.1
Not Rated	2.7
U.S. Government Agency Securities	4.5
U.S. Treasury Securities	20.9
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	2.6
U.S. Treasury Inflation-Indexed Notes	1.0
Government National Mortgage Assn.	1.0
AbbVie	0.8
Crown Castle	0.8
Federal Home Loan Mortgage	0.8
JPMorgan Chase	0.8
CarMax Auto Owner Trust	0.8
Verus Securitization Trust	0.8

Material Fund Change [Text Block]
C000005536
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Investor Class
Trading Symbol	(PRWBX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Bond Index, as corporate credit spreads tightened. Out-of-benchmark allocations to residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities also contributed as the securitized sectors benefited from the rally in U.S. Treasury yields and strong investor demand.

  Allocations along the yield curve slightly hindered relative performance. An overweight to the five-year key rate detracted as the yield on the five-year U.S. Treasury note ended the period higher.

  The fund seeks to provide a high level of income with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative positions. We focused on additions in securitized sectors, notably ABS, and our allocation in those sectors ended higher.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Short-Term Bond Fund (Investor Class)	4.63%	1.53%	1.47%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.86	1.25	1.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 4,686,925,000
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 12,879,000
InvestmentCompanyPortfolioTurnover	92.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,686,925
Number of Portfolio Holdings	881

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	9.7
A Rated	20.7
BBB Rated	25.1
BB Rated and Below	0.1
Not Rated	2.7
U.S. Government Agency Securities	4.5
U.S. Treasury Securities	20.9
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	2.6
U.S. Treasury Inflation-Indexed Notes	1.0
Government National Mortgage Assn.	1.0
AbbVie	0.8
Crown Castle	0.8
Federal Home Loan Mortgage	0.8
JPMorgan Chase	0.8
CarMax Auto Owner Trust	0.8
Verus Securitization Trust	0.8

Material Fund Change [Text Block]
C000005537
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Advisor Class
Trading Symbol	(PASHX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Bond Index, as corporate credit spreads tightened. Out-of-benchmark allocations to residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities also contributed as the securitized sectors benefited from the rally in U.S. Treasury yields and strong investor demand.

  Allocations along the yield curve slightly hindered relative performance. An overweight to the five-year key rate detracted as the yield on the five-year U.S. Treasury note ended the period higher.

  The fund seeks to provide a high level of income with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative positions. We focused on additions in securitized sectors, notably ABS, and our allocation in those sectors ended higher.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Short-Term Bond Fund (Advisor Class)	4.30%	1.28%	1.19%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.86	1.25	1.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 4,686,925,000
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 12,879,000
InvestmentCompanyPortfolioTurnover	92.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,686,925
Number of Portfolio Holdings	881

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	9.7
A Rated	20.7
BBB Rated	25.1
BB Rated and Below	0.1
Not Rated	2.7
U.S. Government Agency Securities	4.5
U.S. Treasury Securities	20.9
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	2.6
U.S. Treasury Inflation-Indexed Notes	1.0
Government National Mortgage Assn.	1.0
AbbVie	0.8
Crown Castle	0.8
Federal Home Loan Mortgage	0.8
JPMorgan Chase	0.8
CarMax Auto Owner Trust	0.8
Verus Securitization Trust	0.8

Material Fund Change [Text Block]
C000166333
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	I Class
Trading Symbol	(TBSIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Bond Index, as corporate credit spreads tightened. Out-of-benchmark allocations to residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities also contributed as the securitized sectors benefited from the rally in U.S. Treasury yields and strong investor demand.

  Allocations along the yield curve slightly hindered relative performance. An overweight to the five-year key rate detracted as the yield on the five-year U.S. Treasury note ended the period higher.

  The fund seeks to provide a high level of income with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative positions. We focused on additions in securitized sectors, notably ABS, and our allocation in those sectors ended higher.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/2015
Short-Term Bond Fund (I Class)	4.76%	1.64%	1.84%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.17
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.86	1.25	1.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 4,686,925,000
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 12,879,000
InvestmentCompanyPortfolioTurnover	92.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,686,925
Number of Portfolio Holdings	881

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	9.7
A Rated	20.7
BBB Rated	25.1
BB Rated and Below	0.1
Not Rated	2.7
U.S. Government Agency Securities	4.5
U.S. Treasury Securities	20.9
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	2.6
U.S. Treasury Inflation-Indexed Notes	1.0
Government National Mortgage Assn.	1.0
AbbVie	0.8
Crown Castle	0.8
Federal Home Loan Mortgage	0.8
JPMorgan Chase	0.8
CarMax Auto Owner Trust	0.8
Verus Securitization Trust	0.8

Material Fund Change [Text Block]